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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                    FORM 10-D


                               Asset-Backed Issuer
             Distribution Report Pursuant to Section 13 or 15(d) of
                        The Securities Exchange Act of 1934


          For the monthly distribution period from February 1, 2006 to
                                February 28, 2006

        Commission File Number of issuing entity:  000-23108

                           DISCOVER CARD MASTER TRUST I
            (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor:  000-23108

                                  Discover Bank
              (Exact name of depositor as specified in its charter)

                                  Discover Bank
               (Exact name of sponsor as specified in its charter)

       Delaware                                       51-0020270
        (State or jurisdiction of Incorporation or    (IRS Employer
        organization of the issuing entity)           Identification No.)


       c/o Discover Bank
       12 Read's Way
       New Castle, Delaware                                          19720
       (Address of principal executive offices of the           (Zip Code)
       issuing entity)


                                  (302) 323-7434
                     (Telephone Number, including area code)


       Title of Class    Registered/reporting pursuant to (check one)

       Credit Card Pass-Through Certificates          Section 15(d)
                                                         x


       Indicate by check mark whether the registrant (1) has filed all reports required by Section 13 or 15(d) of the Securities
       Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
       requirements for the past 90 days.  Yes x   No ___


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Item 1. Distribution and Pool Performance Information


On February 28, 2006, Discover Bank, pursuant to the Amended and Restated Pooling and Servicing Agreement, dated as of November 3, 2004, as amended, (the "Pooling and Servicing
Agreement"), by and between Discover Bank as Master Servicer,
Servicer and Seller and U.S. Bank National Association as Trustee, and the applicable series supplements thereto, exercised its rights to delay the Accumulation Period (as defined in the applicable series supplement) for Series 2002-2, the commencement of the Accumulation Period will be delayed through October 1, 2006, and for Series 2003-1, Subseries 2, the Accumulation Period will commence on September 1, 2006.


Pool and performance data with respect to the receivables that comprise the assets of Discover Card Master Trust I
(the "Trust") and the publicly issued and outstanding series of the Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A)   Series 1996-3:
On March 15, 2006, the Registrant made available the Monthly Certificateholders' Statement for February 2006 with respect to Series 1996-3, which is attached as Exhibit 20(a) hereto.
March 15, 2006 is also the date on which holders of Class B Certificates received final payment of principal and interest. (holders of the Class A Certificates received final payment of principal and interest on February 15, 2006). Accordingly, Series 1996-3 terminated after the final payment on March 15, 2006 and no further Monthly Certificateholders' Statements will be forwarded to Certificateholders of this Series.



(B)   Series 1996-4:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 1996-4, which is attached as Exhibit 20(b) hereto.

(C)   Series 2000-4:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2000-4, which is attached as Exhibit 20(c) hereto.

(D)   Series 2000-7:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2000-7, which is attached as Exhibit 20(d) hereto.

(E)   Series 2001-1:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2001-1, which is attached as Exhibit 20(e) hereto.

(F)   Series 2001-3:
On March 15, 2006, the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2001-3, which is attached as Exhibit 20(f) hereto.
March 15, 2006 is also the date on which holders of Class A
Certificates received final payment of principal and interest.
Accordingly, no further Monthly Certificateholders' Statements will be forwarded to Class A Certificateholders.



(G)   Series 2001-6:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2001-6, which is attached as Exhibit 20(g) hereto.

(H)   Series 2002-2:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2002-2, which is attached as Exhibit 20(h) hereto.

(I)   Series 2002-3:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2002-3, which is attached as Exhibit 20(i) hereto.

(J)   Series 2003-1, Subseries 2:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2003-1, Subseries 2, which is attached as Exhibit 20(j) hereto.

(K)   Series 2003-1, Subseries 3:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2003-1, Subseries 3, which is attached as Exhibit 20(k) hereto.

(L)   Series 2003-2:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2003-2, which is attached as Exhibit 20(l) hereto.

(M)   Series 2003-3:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2003-3, which is attached as Exhibit 20(m) hereto.

(N)   Series 2003-4, Subseries 1:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2003-4, Subseries 1, which is attached as Exhibit 20(n) hereto.

(O)   Series 2003-4, Subseries 2:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 20(o) hereto.

(P)   Series 2004-1:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2004-1, which is attached as Exhibit 20(p) hereto.

(Q)   Series 2004-2, Subseries 1:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2004-2, Subseries 1, which is attached as Exhibit 20(q) hereto.

(R)   Series 2004-2, Subseries 2:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 20(r) hereto.

(S)   Series 2005-1:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2005-1, which is attached as Exhibit 20(s) hereto.

(T)   Series 2005-2:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2005-2, which is attached as Exhibit 20(t) hereto.

(U)   Series 2005-3:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2005-3, which is attached as Exhibit 20(u) hereto.

(V)   Series 2005-4, Subseries 1:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 20(v) hereto.

(W)   Series 2005-4, Subseries 2:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 20(w) hereto.

(X)   Series 2006-1, Subseries 1:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2006-1, Subseries 1, which is attached as Exhibit 20(x) hereto.

(Y)   Series 2006-1, Subseries 2:
On March 15, 2006 the Registrant made available the Monthly
Certificateholders' Statement for February 2006 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 20(y) hereto.


  Item 3.Sales of Securities and Use of Proceeds

  On February 28, 2006, $750,000,000 aggregate principal amount of Series 2006-1 Floating Rate Class A, Subseries 1 Credit Card Pass-Through Certificates, $39,474,000 aggregate principal amount of Series 2006-1 Floating Rate Class B, Subseries 1 Credit Card Pass-Through Certificates, $750,000,000 aggregate principal amount of Series 2006-1 Floating Rate Class A, Subseries 2 Credit Card Pass-Through Certificates, and $39,474,000 aggregate principal amount of Series 2006-1 Floating Rate Class B, Subseries 2 Credit Card Pass-Through Certificates of Discover Card Master Trust I were issued pursuant to the Pooling and Servicing Agreement, and the Series Supplement for Series 2006-1, dated as of February 28, 2006, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "2006-1 Series Supplement"). The issuance was underwritten by Morgan Stanley
  & Co. Incorporated, as lead underwriter, and by Deutsche Bank Securities Inc., RBC Capital Markets Corporation, Calyon Securities
  (USA) Inc., ABN AMRO Incorporated and Scotia Capital (USA)
  Inc. pursuant to the Underwriting Agreement between Discover

  Bank and Morgan Stanley & Co. Incorporated, and related Terms
  Agreement, each dated February 22, 2006.

  Each subseries of Series 2006-1 is treated as a seperate series under the Pooling and Servicing Agreement, and all of the series supplements that are part of the Trust. No subseries of Series 2006-1 shall be subordinated in right of payment to any other series or subseries. For each subseries of Series 2006-1, the Class B Certificates rank junior to the Class A Certificates.


  The Trust allocates collections and interchange among the series, including each subseries, based on each series' investor interest in receivables. The Trust also allocates receivables that Discover
  Bank has charged off as uncollectible to series based on the investor interest in the receivables. The 2006-1 Series Supplement specifies the percentage of these allocations to each class in each subseries in Series 2006-1 at each point in time. These percentages vary based on a number of factors, including whether the Trust has started to pay principal to investors in a series or subseries and, as applicable, certain credit enhancement features. The class percentage may, under certain circumstances, differ for finance charge collections,
  principal collections, interchange and charged-off amounts.   The Trust
  generally uses finance charge collections (including recoveries on charged-off accounts), interchange and investment income to pay interest, serviving fees and to reimburse certificateholders for charged-off receivables allocated to them. The Trust generally uses principal collections to either pay principal to investors or to pay Discover
  Bank in exchange for new receivables that cardmembers have generated on the accounts as part of the Trust.


  In general, the Trust will use each series' or subseries' share of collections and other income to make required payments, to pay its servicing fees and to reimburse its share of charged-off amounts. If any subseries of Series 2006-1 has more collections and other income than it needs in any month, the Trust may make the excess collections and other income available to other series or subseries so that those series may make their payments. If any subseries of Series 2006-1 does not have enough collections and other income in any month, the Trust may use excess collections and other income, including interchange, available from other series or subseries to make payments for the applicable subseries of Series 2006-1.


  Discover Bank, in its capacity as "Seller" under the Pooling and Servicing Agreement, may from time to time direct the trustee to issue new series of certificates, or increase certain series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding.


  The approval of, or notification to, outstanding certificateholders of the Trust is not required in connection with a new issuance. In addition, Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Trust or convey interests in other credit card receivables pools to the Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Trust if the aggregate amount of principal receivables in the Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their ratings on any class of any outstanding series of certificates.


Item 9.        Exhibits

Exhibit No.      Description


4.1 Series Supplement with respect to Series 2006-1 between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, including a form of Class A, Subseries 1 Certificate, a form of Class B, Subseries 1 Certificate, a form of Class A, Subseries 2 Certificate and a form of Class B, Subseries 2 Certificate, dated as of February 28, 2006 (incorporated by reference to Exhibit 4.2 to Discover Card Master Trust I's Current Report on Form 8-K filed on February 28, 2006).


4.2     Credit Enhancement Agreement to Discover Card Master
        Trust I Series 2006-1, Subseries 1 among U.S. Bank National Association as Trustee, Discover Bank as Master Servicer, Servicer and Seller and Discover Receivables Financing Corporation as Credit Enhancement Provider, dated as of February 28, 2006 (incorporated by reference to Exhibit 4.3 to Discover Card Master Trust I's Current Report on Form 8-K filed on February 28, 2006).

4.3     Credit Enhancement Agreement to Discover Card Master
        Trust I Series 2006-1, Subseries 2 among U.S. Bank National Association as Trustee, Discover Bank as Master Servicer, Servicer and Seller and Discover Receivables Financing Corporation as Credit Enhancement Provider, dated as of February 28, 2006 (incorporated by reference to Exhibit 4.4 to Discover Card Master Trust I's Current Report on Form 8-K filed on February 28, 2006).



20(a) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 1996-3.

20(b) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 1996-4.

20(c) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2000-4.

20(d) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2000-7.

20(e) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2001-1.

20(f) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2001-3.

20(g) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2001-6.

20(h) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2002-2.

20(i) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2002-3.

20(j) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2003-1, Subseries 2.

20(k) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2003-1, Subseries 3.

20(l) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2003-2.

20(m) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2003-3.

20(n) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2003-4, Subseries 1.

20(o) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2003-4, Subseries 2.

20(p) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2004-1.

20(q) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2004-2, Subseries 1.

20(r) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2004-2, Subseries 2.

20(s) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2005-1.

20(t) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2005-2.

20(u) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2005-3.

20(v) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2005-4, Subseries 1.

20(w) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2005-4, Subseries 2.

20(x) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2006-1, Subseries 1.

20(y) Monthly Certificateholders' Statement, related to the month ending February 28, 2006, for Series 2006-1, Subseries 2.



24.1     Powers of Attorney, dated as of February 14, 2006.



                                 SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   DISCOVER BANK
                                   (Depositor)

                                   /s/ Michael F. Rickert

     Date: March 15, 2006          Michael F. Rickert
                                   Vice President, Chief Accounting Officer and Treasurer